Share-Based Compensation - Summary Of Continuity of PSUs (Detail) - Performance Share Units [Member] - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Terms And Conditions Of Performance Share based Payment Arrangement [Line Items]
Opening balance	178,407	0
Granted based on achievement of service and performance conditions	78,821	164,667
Dividend equivalents and other adjustments, net of cancellations and forfeitures	(25,331)	13,740
Ending balance	231,898	178,407